Stock awareness program	12 Months Ended
Dec. 31, 2023
Stock Awareness Program
Stock awareness program

18. Stock awareness program

During the year ended December 31, 2021, the Company commenced a corporate stock awareness program. The Company engaged Research Capital Corporation, Agora Internet Relations Corp., Stockhouse Publishing Ltd., TSM Talk Shop Media and Proactive for financial and capital markets advisory services and to assist with general market outreach to increase investor awareness as the Company continues to achieve important milestones and grow its investor base. Stockhouse Publishing Ltd. campaign was discontinued in the year ended December 31, 2022 and TSM Talk Shop Media was discontinued in the year ended December 31, 2023.

The Company incurred stock awareness expenses of $146,300 during the year ended December 31, 2023.

The Company incurred stock awareness expenses of $161,332 during the year ended December 31, 2022, of which $26,334 was paid in shares to Agora Internet Relations Corp.

The Company incurred stock awareness expenses of $402,845 during the year ended December 31, 2022, of which $179,293 is from the issuance of 230,000 common shares to RCC (Note 10) and a derivative liability of $83,572 (Note 10) from the warrants granted.